Basis for Preparation	6 Months Ended
Jun. 30, 2024
Basis for Preparation [Abstract]
Basis for preparation

Note 2 – Basis for preparation

The Company’s accompanying unaudited condensed interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnote disclosures required by U.S. GAAP for complete financial statements.

The condensed interim financial statements reflect all adjustments considered necessary for a fair presentation of the results of operations and financial position for the interim periods presented. All such adjustments are of a normal recurring nature.

These unaudited interim financial statements should be read in conjunction with the financial statements of the Company for the year ended December 31, 2023 and notes thereto that are included in the Company’s Form 20-F, filed with the SEC on March 21, 2024. The preparation of financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The results of operations for the six months ended June 30, 2024 are not necessarily indicative of the results to be expected for any other interim period or for the year ending December 31, 2024.